February 17, 2016

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Harbor Funds (the “Trust”)

Post-Effective Amendment No. 121

File Nos. 33-5852 and 811-4676

Ladies and Gentlemen:

Attached hereto for electronic filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) General Instruction D to Form N-1A and (4) Rule 101(a) of Regulation S-T is a copy of Post-Effective Amendment No. 121 (Amendment No. 123 under the 1940 Act) (the “Amendment”) to the Registration Statement on Form N-1A of the Trust for the sole purpose of making the risk/return summary section of the prospectus for the following series of the Trust (the “Fund”) available in interactive data format using the eXtensible Business Reporting Language (“XBRL”). The prospectus for the Fund became effective on February 1, 2016.

Interactive data is being provided for the following Fund: Harbor International Small Cap Fund.

The Amendment also consists of the signature page and exhibits. The Amendment has been manually signed by the persons specified in Section 6(a) of the 1933 Act. Pursuant to Rule 302(b) under Regulation S-T, the Trust will retain the manually executed copy of the Amendment; the electronic copy of the Amendment contains conformed signatures. The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act and is intended to become effective immediately upon filing.

Please note that (i) the Registrant does not involve a master-feeder arrangement and (ii) the Registrant’s operations do not raise novel or complex issues of law or policy different from those associated with any other investment company investing in securities of the type in which the Registrant may invest. One series of the Trust is a money market fund.

P.O. Box 804660  |  Chicago, Illinois 60680-4108

800-422-1050  |  www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.

Securities and Exchange Commission February 17, 2016 Page 2 of 2

If you have any questions or comments concerning the foregoing or the attached, please contact the undersigned at (312) 443-4428.

Sincerely,

/s/ Jodie L. Crotteau
Jodie L. Crotteau
Assistant Secretary

Cc:	Christopher P. Harvey, Esq.

Jill Damon, Esq.

Dechert LLP

David G. Van Hooser

Charles F. McCain

Anmarie S. Kolinski

Erik D. Ojala

Susan A. DeRoche

Harbor Funds

P.O. Box 804660  |  Chicago, Illinois 60680-4108

800-422-1050  |  www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.